UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 02/02/04


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $170,414


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     5608   116270 SH       DEFINED                102140        0    14130
American Intl Group Inc        COM              026874107     9104   137354 SH       DEFINED                121168        0    16186
Amgen Inc                      COM              031162100     2367    38300 SH       DEFINED                 34345        0     3955
Automatic Data Processing Inc  COM              053015103     6583   166193 SH       DEFINED                146461        0    19732
Avery Dennison Corp            COM              053611109     5701   101764 SH       DEFINED                 87579        0    14185
BP P.L.C. Spons ADR            COM              055622104      961    19474 SH       DEFINED                 18946        0      528
Bristol-Myers Squibb Co        COM              110122108      474    16585 SH       DEFINED                  8500        0     8085
Capital One Finl Corp          COM              14040H105     3808    62130 SH       DEFINED                 56040        0     6090
Carnival Corp                  COM              143658300     7109   178930 SH       DEFINED                161945        0    16985
Chevron Texaco Corp            COM              166764100      502     5815 SH       DEFINED                  4033        0     1782
Citigroup Inc                  COM              172967101      265     5454 SH       SOLE                     5454        0        0
Coca-Cola Company              COM              191216100      378     7445 SH       DEFINED                  3895        0     3550
Concord EFS                    COM              206197105     1803   121510 SH       DEFINED                114010        0     7500
Devon Energy Corp              COM              25179M103     3508    61257 SH       DEFINED                 52475        0     8782
EMC Corporation Mass           COM              268648102     1193    92330 SH       DEFINED                 76998        0    15332
Exxon Mobil Corp               COM              30231G102     1438    35068 SH       DEFINED                 31012        0     4056
Fannie Mae                     COM              313586109     7053    93969 SH       DEFINED                 83429        0    10540
Gannett Company Inc            COM              364730101      892    10000 SH       SOLE                    10000        0        0
General Electric Co            COM              369604103     5444   175732 SH       DEFINED                137426        0    38306
Gillette Company               COM              375766102      934    25425 SH       DEFINED                 21200        0     4225
Hewlett-Packard Co             COM              428236103     3837   167055 SH       DEFINED                137875        0    29180
Home Depot Inc                 COM              437076102      483    13600 SH       DEFINED                  8475        0     5125
Intel Corp                     COM              458140100      263     8200 SH       DEFINED                  5450        0     2750
International Business Machine COM              459200101     5910    63771 SH       DEFINED                 58691        0     5080
J.P. Morgan Chase & Co         COM              46625H100     5545   150953 SH       DEFINED                130679        0    20274
Johnson & Johnson              COM              478160104     4879    94440 SH       DEFINED                 61860        0    32580
Marsh & McLennan Cos Inc       COM              571748102     1119    23364 SH       SOLE                    23364        0        0
Medco Health Solutions Inc.    COM              58405U102      486    14284 SH       DEFINED                 13159        0     1125
Medtronic Inc                  COM              585055106     1888    38849 SH       DEFINED                 31729        0     7120
Merck & Co Inc.                COM              589331107     5461   118207 SH       DEFINED                108919        0     9288
Microsoft Corp                 COM              594918104     5266   192390 SH       DEFINED                176755        0    15635
Motorola Inc                   COM              620076109     5223   373105 SH       DEFINED                340155        0    32950
Nordstrom Inc                  COM              655664100     8954   261050 SH       DEFINED                236015        0    25035
Omnicom Group                  COM              681919106     8096    92705 SH       DEFINED                 82170        0    10535
Pall Corp                      COM              696429307     4342   161839 SH       DEFINED                136674        0    25165
Pepsico Inc                    COM              713448108     6620   142005 SH       DEFINED                124575        0    17430
Pfizer Inc                     COM              717081103     5170   146337 SH       DEFINED                129886        0    16451
Pitney-Bowes, Inc              COM              724479100      818    20150 SH       DEFINED                 12800        0     7350
Procter & Gamble Company       COM              742718109     2596    25990 SH       DEFINED                 22315        0     3675
Qualcomm Inc.                  COM              747525103      444     8230 SH       SOLE                     8230        0        0
Radioshack Corp.               COM              750438103      221     7200 SH       SOLE                     7200        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      625    11929 SH       DEFINED                  9631        0     2298
Sara Lee Corp                  COM              803111103      631    29048 SH       DEFINED                 28712        0      336
Schlumberger Limited           COM              806857108     3275    59855 SH       DEFINED                 48926        0    10929
Swift Energy Co                COM              870738101     3479   206483 SH       DEFINED                160262        0    46221
Time Warner Inc                COM              887317105     1673    93010 SH       DEFINED                 79400        0    13610
Vodafone Group Sponsored ADR   COM              92857W100     3068   122520 SH       DEFINED                103470        0    19050
Wal Mart Stores Inc            COM              931142103     6585   124135 SH       DEFINED                108665        0    15470
Walgreen Co.                   COM              931422109     6912   190004 SH       DEFINED                145775        0    44229
Wells Fargo & Co               COM              949746101      582     9891 SH       DEFINED                  8408        0     1483
Wyeth Corp                     COM              983024100      569    13398 SH       DEFINED                 11798        0     1600
Zimmer Holdings Inc            COM              98956P102      269     3825 SH       DEFINED                  2585        0     1240